ACQUISITIONS (Allocation of Purchase Price) (Details) - USD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Aug. 31, 2017	Apr. 18, 2017	Oct. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 1,171	$ 1,882			$ 736
ScienLab [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 2
Accounts receivable			3
Inventory			16
Other current assets			1
Goodwill			23
Intangible assets			40
Total assets acquired			85
Accounts payable			(1)
Deferred revenue			(3)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Income and other taxes payable			(2)
Current portion of long-term debt			(1)
Other long-term liabilities			(16)
Net assets acquired			$ 62
Ixia [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 72
Short-term investments				44
Accounts receivable				91
Inventory				107
Other current assets				34
Property, plant and equipment				50
Goodwill				1,117
Intangible assets				744
Other assets				4
Total assets acquired				2,263
Accounts payable				(10)
Employee compensation and benefits				(32)
Deferred revenue				(35)
Income and other taxes payable				(1)
Other accrued liabilities				(32)
Other long-term liabilities				(459)
Net assets acquired				$ 1,694